PREPAYMENTS, OTHER RECEIVABLES AND DEPOSITS (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Receivables from third party payment service providers		¥ 1,893	$ 291	¥ 13,450
Interest receivables		1,158	178	4,882
Deposit for share repurchase	[1]	13,318	2,047	16,557
Receivables of remaining consideration	[2]	0	0	71,820
Deferred sponsorship and advertising expenses		3,673	565	0
Prepaid Insurance		5,344	821	0
Deferred expense	[3]	15,063	2,315	0
Amounts due from intergroup companies	[4]	9,322	1,432	0
Other receivables		24,278	3,730	18,825
Deposits receivable from merchants		¥ 74,049	$ 11,379	¥ 125,534

[1]	Deposit for share repurchase represents cash paid in advance by the Group under the share repurchase program commenced in 2015. The Group has received this deposit in Feb 2018.
[2]	Receivables of remaining consideration represent the remaining cash consideration relating to the disposal of equity interest in Sumpay.cn as of December 31, 2016, which has been fully collected in March 2017.
[3]	Deferred expense represents cash paid in advance to vendors, such as consultant expense, marketing promotion expense and platform fee, which would be amortized according to their respective service periods.
[4]	Receivables for disposal of long-term investment represent the receivables from the disposal of Caiyu and Xibianyuan as of December 31, 2017. In March 2018, the amount related to the disposal of Xibianyuan has been fully collected.